Defined Contribution Plan	12 Months Ended
Dec. 31, 2022
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Defined Contribution Plan
19.	Defined Contribution Plan
Recognized expense related to the defined contribution plan for the year ended December 31, 2022, is ￦ 72,576 million (2020: ￦ 61,912 million, 2021: ￦ 71,068 million).